Restricted Net Assets - Schedule of Restricted Net Assets (Details) - PRC subsidiaries [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Restricted Net Assets [Line Items]
Additional paid-in-capital	$ 29,941	¥ 203,150	¥ 203,150
Statutory reserve	4,812	32,647	32,647
Total	$ 34,753	¥ 235,797	¥ 235,797